Condensed Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 19,788	$ 1,124
Short-term investments	26,145
Accounts receivable, related party	372	30
Prepaid expenses and other current assets	884	42
Total current assets	47,189	1,196
Property and equipment, net	59	27
Other long-term assets	279	150
Other long-term assets, related party	5	5
Total assets	47,532	1,378
Current liabilities:
Accounts payable and accrued expenses	2,492	846
Accounts payable and accrued expenses		833
Accounts payable and accrued expenses, related party	1,112	134
Convertible notes payable, related party, current		2,036
Other current liabilities		13
Total current liabilities	3,604	3,016
Convertible notes payable, related party		493
Other long-term liabilities	604	1,295
Other long-term liabilities, related party		7
Total liabilities	$ 4,208	$ 4,811
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock
Common stock	$ 1
Additional paid-in capital	57,069	$ 238
Accumulated comprehensive loss	(14)
Accumulated deficit	(13,732)	(3,671)
Total stockholders' equity (deficit)	43,324	(3,433)
Total liabilities and stockholders' equity (deficit)	$ 47,532	$ 1,378